Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 1,427	$ 0
Acquisition	24	1,427
Ending balance	1,451	$ 1,427
Furmacy
Goodwill [Roll Forward]
Ending balance	$ 24